Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

In accordance with rules adopted by the SEC pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, we provide the following disclosure regarding executive compensation for our principal executive officer (“PEO”) and our other NEOs (the “Non-PEO NEOs”) and Company performance for the fiscal years listed below (the "Pay Versus Performance Table"). The Compensation Committee did not consider the pay versus performance disclosure below in making its executive compensation decisions for any of the years presented in this management proxy circular.

					Value of Initial Fixed $100 Investment Based on:
Year (a)	Summary Compensation Table Total for PEO ($)(b)(1)	Compensation Actually Paid to PEO ($)(c)(1)(2)(3)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(d)(1)	Average Compensation Actually Paid to Non-PEO NEOs ($)(e)(1)(2)(3)	Total Shareholder Return ($)(f)	Peer Group Total Shareholder Return ($)(g)(4)	Net Income ($ in thousands) (h)	Adjusted EBITDA ($ in thousands) (i)(5)
2022	7,302,035	2,777,206	2,128,543	1,218,186	153.63	109.59	74,051	184,129
2021	12,375,690	24,517,738	4,197,681	8,123,250	199.38	137.74	50,331	152,736
2020	4,896,387	8,458,689	1,448,448	3,378,177	133.67	119.96	44,521	120,989

1.)
Matthijs Glastra was our PEO for each year presented. The individuals comprising the Non-PEO NEOs for each year presented are listed below.

2020	2021	2022
Robert J. Buckley	Robert J. Buckley	Robert J. Buckley
Brian S. Young	Brian S. Young	Brian S. Young
		Michele D. Welsh
2.)
The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below.
3.)
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the totals from the Stock Awards columns set forth in the Summary Compensation Table, which reflect the fair market values of equity awards as of each grant date.

Year	Summary Compensation Table Total for PEO ($)	Exclusion of Stock Awards for PEO ($)	Inclusion of Equity Values for PEO ($)	Compensation Actually Paid to PEO ($)
2022	7,302,035	4,680,031	155,202	2,777,206
2021	12,375,690	9,970,028	22,112,076	24,517,738
2020	4,896,387	3,775,405	7,337,707	8,458,689

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs ($)	Inclusion of Average Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2022	2,128,543	1,261,595	351,238	1,218,186
2021	4,197,681	3,202,912	7,128,481	8,123,250
2020	1,448,448	916,118	2,845,847	3,378,177

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables, using the fair market values of equity awards as of the end of the year for all outstanding unvested awards and as of the date of vesting for awards that vested during the year:

Year	Year-End Fair Value of Equity Awards Granted During Current Year That Remained Unvested as of Last Day of Current Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Current Year of Unvested Equity Awards for PEO ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Equity Awards That Vested During Current Year for PEO ($)	Fair Value as of Last Day of Prior Year of Equity Awards Forfeited During Current Year for PEO ($)	Total - Inclusion of Equity Values for PEO ($)
2022	5,386,925	(4,393,507)	(838,216)	-	155,202
2021	13,766,568	6,348,761	1,996,747	-	22,112,076
2020	3,373,771	3,950,262	13,674	-	7,337,707

Year	Average Year-End Fair Value of Equity Awards Granted During Current Year That Remained Unvested as of Last Day of Current Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Current Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Equity Awards That Vested During Current Year for Non-PEO NEOs ($)	Average Fair Value as of Last Day of Prior Year of Equity Awards Forfeited During Current Year for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2022	1,359,913	(848,158)	(160,517)	-	351,238
2021	4,376,963	1,523,957	1,227,561	-	7,128,481
2020	818,689	2,023,990	3,168	-	2,845,847

4.)
The Peer Group TSR set forth in the Pay Versus Performance Table above utilizes Russell 2000 Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2022. The comparison assumes $100 was invested in the Company and in the Russell 2000 Index, respectively, for the period starting December 31, 2019 through the end of each year presented. Historical stock performance is not necessarily indicative of future stock performance.
5.)
We determined Adjusted EBITDA to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEO and Non-PEO NEOs in 2022. As described in the Compensation Discussion and Analysis section of this management proxy circular, Adjusted EBITDA is a non-GAAP financial performance measure used in our Senior Management Incentive Plan. The Company defines Adjusted EBITDA as the consolidated net income before deducting interest (income) expense, income taxes, depreciation, amortization, non-cash share-based compensation, restructuring, acquisition and divestiture related costs, acquisition fair value adjustments, costs directly related to employee COVID-19 testing, other non-operating income (expense) items, including foreign exchange gains (losses), write-off of unamortized deferred financing costs, and net periodic pension costs of the Company’s frozen U.K. defined benefit pension plan. A reconciliation of the Adjusted EBITDA to the most comparable GAAP financial measure is provided in the tables at the end of the Company’s Annual Report for the year ended December 31, 2022. Adjusted EBITDA may not have been the most important financial performance measure for years 2021 and 2020 and we may determine a different financial performance measure to be the most important financial performance measure in future years.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote [Text Block]
1.)
Matthijs Glastra was our PEO for each year presented. The individuals comprising the Non-PEO NEOs for each year presented are listed below.

2020	2021	2022
Robert J. Buckley	Robert J. Buckley	Robert J. Buckley
Brian S. Young	Brian S. Young	Brian S. Young
		Michele D. Welsh

Peer Group Issuers, Footnote [Text Block]
4.)
The Peer Group TSR set forth in the Pay Versus Performance Table above utilizes Russell 2000 Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2022. The comparison assumes $100 was invested in the Company and in the Russell 2000 Index, respectively, for the period starting December 31, 2019 through the end of each year presented. Historical stock performance is not necessarily indicative of future stock performance.

PEO Total Compensation Amount	$ 7,302,035	$ 12,375,690	$ 4,896,387
PEO Actually Paid Compensation Amount	$ 2,777,206	24,517,738	8,458,689
Adjustment To PEO Compensation, Footnote [Text Block]
3.)
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the totals from the Stock Awards columns set forth in the Summary Compensation Table, which reflect the fair market values of equity awards as of each grant date.

Year	Summary Compensation Table Total for PEO ($)	Exclusion of Stock Awards for PEO ($)	Inclusion of Equity Values for PEO ($)	Compensation Actually Paid to PEO ($)
2022	7,302,035	4,680,031	155,202	2,777,206
2021	12,375,690	9,970,028	22,112,076	24,517,738
2020	4,896,387	3,775,405	7,337,707	8,458,689

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables, using the fair market values of equity awards as of the end of the year for all outstanding unvested awards and as of the date of vesting for awards that vested during the year:

Year	Year-End Fair Value of Equity Awards Granted During Current Year That Remained Unvested as of Last Day of Current Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Current Year of Unvested Equity Awards for PEO ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Equity Awards That Vested During Current Year for PEO ($)	Fair Value as of Last Day of Prior Year of Equity Awards Forfeited During Current Year for PEO ($)	Total - Inclusion of Equity Values for PEO ($)
2022	5,386,925	(4,393,507)	(838,216)	-	155,202
2021	13,766,568	6,348,761	1,996,747	-	22,112,076
2020	3,373,771	3,950,262	13,674	-	7,337,707

Non-PEO NEO Average Total Compensation Amount	$ 2,128,543	4,197,681	1,448,448
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,218,186	8,123,250	3,378,177
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
3.)
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the totals from the Stock Awards columns set forth in the Summary Compensation Table, which reflect the fair market values of equity awards as of each grant date.

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs ($)	Inclusion of Average Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2022	2,128,543	1,261,595	351,238	1,218,186
2021	4,197,681	3,202,912	7,128,481	8,123,250
2020	1,448,448	916,118	2,845,847	3,378,177

Year	Average Year-End Fair Value of Equity Awards Granted During Current Year That Remained Unvested as of Last Day of Current Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Current Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Equity Awards That Vested During Current Year for Non-PEO NEOs ($)	Average Fair Value as of Last Day of Prior Year of Equity Awards Forfeited During Current Year for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2022	1,359,913	(848,158)	(160,517)	-	351,238
2021	4,376,963	1,523,957	1,227,561	-	7,128,481
2020	818,689	2,023,990	3,168	-	2,845,847

Compensation Actually Paid vs. Total Shareholder Return [Text Block]

Comparison of Compensation Actually Paid and Company Total Shareholder Return (“TSR”)

The following chart illustrates the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and the Company’s cumulative TSR over the three most recently completed fiscal years.

Compensation Actually Paid vs. Net Income [Text Block]

Comparison of Compensation Actually Paid and Company Net Income

The following chart illustrates the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and our Net Income during the three most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure [Text Block]

Comparison of Compensation Actually Paid and Company Adjusted EBITDA

The following chart illustrates the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and Adjusted EBITDA during the three most recently completed fiscal years.

Total Shareholder Return Vs Peer Group [Text Block]	Comparison of Company TSR and Peer Group TSR The following chart compares our cumulative TSR over the three most recently completed fiscal years to that of the Russell 2000 Index over the same period.
Tabular List [Table Text Block]

Tabular List of Most Important Financial Performance Measures

The following table presents the financial performance measures that the Company considers to have been the most important in linking Compensation Actually Paid to our PEO and Non-PEO NEOs for 2022 to Company performance. The measures in this table are not ranked.

Performance Measures
Adjusted EBITDA
Adjusted EPS
Organic Revenue Growth
Relative Total Shareholder Return

Total Shareholder Return Amount	$ 153.63	199.38	133.67
Peer Group Total Shareholder Return Amount	109.59	137.74	119.96
Net Income (Loss)	$ 74,051,000	$ 50,331,000	$ 44,521,000
Company Selected Measure Amount	184,129,000	152,736,000	120,989,000
PEO Name	Matthijs Glastra	Matthijs Glastra	Matthijs Glastra
Additional 402(v) Disclosure [Text Block]
2.)
The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below.

Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA
Non-GAAP Measure Description [Text Block]
5.)
We determined Adjusted EBITDA to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEO and Non-PEO NEOs in 2022. As described in the Compensation Discussion and Analysis section of this management proxy circular, Adjusted EBITDA is a non-GAAP financial performance measure used in our Senior Management Incentive Plan. The Company defines Adjusted EBITDA as the consolidated net income before deducting interest (income) expense, income taxes, depreciation, amortization, non-cash share-based compensation, restructuring, acquisition and divestiture related costs, acquisition fair value adjustments, costs directly related to employee COVID-19 testing, other non-operating income (expense) items, including foreign exchange gains (losses), write-off of unamortized deferred financing costs, and net periodic pension costs of the Company’s frozen U.K. defined benefit pension plan. A reconciliation of the Adjusted EBITDA to the most comparable GAAP financial measure is provided in the tables at the end of the Company’s Annual Report for the year ended December 31, 2022. Adjusted EBITDA may not have been the most important financial performance measure for years 2021 and 2020 and we may determine a different financial performance measure to be the most important financial performance measure in future years.

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EPS
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Organic Revenue Growth
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Relative Total Shareholder Return
PEO [Member] | Exclusion of Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 4,680,031	$ 9,970,028	$ 3,775,405
PEO [Member] | Inclusion of Equity Values [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	155,202	22,112,076	7,337,707
PEO [Member] | Year-End Fair Value of Equity Awards Granted During Current Year That Remained Unvested as of Last Day of Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	5,386,925	13,766,568	3,373,771
PEO [Member] | Change in Fair Value from Last Day of Prior Year to Last Day of Current Year of Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(4,393,507)	6,348,761	3,950,262
PEO [Member] | Change in Fair Value from Last Day of Prior Year to Vesting Date of Equity Awards That Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(838,216)	1,996,747	13,674
Non-PEO NEO [Member] | Average Exclusion of Stock Awards and Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,261,595	3,202,912	916,118
Non-PEO NEO [Member] | Average Inclusion of Equity Values [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	351,238	7,128,481	2,845,847
Non-PEO NEO [Member] | Average Year-End Fair Value of Equity Awards Granted During Current Year That Remained Unvested as of Last Day of Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,359,913	4,376,963	818,689
Non-PEO NEO [Member] | Average Change in Fair Value from Last Day of Prior Year to Last Day of Current Year of Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(848,158)	1,523,957	2,023,990
Non-PEO NEO [Member] | Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Equity Awards that Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (160,517)	$ 1,227,561	$ 3,168